CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Supplemental disclosure of cash flow information
Income taxes paid	¥ 2,397,186	$ 328,413	¥ 1,671,712	¥ 1,252,830
Interest expense paid	295,623	40,500	249,060	177,457
Supplemental disclosure on non-cash information
Cash dividends declared in payables	12,543	1,718	7	730
Purchase of property and equipment included in payables	1,197,863	164,107	1,397,015	1,212,476
Purchase of property and equipment using prepayments recorded in other non-current assets	4,571	626	20,930	6,957
Purchase of land use rights using prepayments recorded in other non-current assets	99,988	13,698	¥ 254,335	174,117
Acquisition consideration paid through offsetting receivables from seller				¥ 22,942
Reclassification of loan from non-controlling interest shareholders to non-controlling interest	45,216	$ 6,195
Capped call option	¥ 373,139